Noncontrolling Interest in Equity Subsidiaries (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Line Items]
Verizon Wireless	$ 51,492	$ 49,165
Wireless partnerships and other	884	773
Total noncontrolling interest	$ 52,376	$ 49,938